AB Large Cap Growth Fund, Inc.

Portfolio of Investments

October 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.7%
Information Technology – 38.3%
Communications Equipment – 0.4%
Motorola Solutions, Inc.	289,584	$117,776,709

IT Services – 0.7%
Shopify, Inc. - Class A(a)	1,067,417	185,581,120

Semiconductors & Semiconductor Equipment – 23.0%
Applied Materials, Inc.	1,220,461	284,489,459
ASML Holding NV (REG)	163,402	173,080,300
Astera Labs, Inc.(a)	579,039	108,095,001
Broadcom, Inc.	4,411,304	1,630,550,298
NVIDIA Corp.	14,855,982	3,008,187,795
QUALCOMM, Inc.	1,578,031	285,465,808
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	1,931,887	580,396,811
Texas Instruments, Inc.	1,700,653	274,587,433

		6,344,852,905

Software – 12.5%
AppLovin Corp. - Class A(a)	403,938	257,441,805
Cadence Design Systems, Inc.(a)	666,685	225,799,543
Intuit, Inc.	123,260	82,282,213
Manhattan Associates, Inc.(a)	485,601	88,413,374
Microsoft Corp.	4,727,488	2,447,940,561
Procore Technologies, Inc.(a) (b)	1,468,560	108,409,099
ServiceNow, Inc.(a)	247,324	227,360,007

		3,437,646,602

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	1,782,130	481,834,488

		10,567,691,824

Communication Services – 17.8%
Entertainment – 4.5%
Netflix, Inc.(a)	1,106,400	1,237,906,704

Interactive Media & Services – 13.3%
Alphabet, Inc. - Class C	7,581,760	2,136,691,603
Meta Platforms, Inc. - Class A	2,170,393	1,407,174,302
Reddit, Inc. - Class A(a)	553,530	115,660,093

		3,659,525,998

		4,897,432,702

Consumer Discretionary – 13.1%
Automobiles – 0.8%
Ferrari NV(b)	530,660	214,360,107

Broadline Retail – 6.9%
Amazon.com, Inc.(a)	7,839,898	1,914,659,890

Hotels, Restaurants & Leisure – 1.5%
Cava Group, Inc.(a) (b)	1,258,810	67,635,861
Chipotle Mexican Grill, Inc.(a)	7,176,787	227,432,380
Texas Roadhouse, Inc.	769,977	125,952,838

		421,021,079

Company	Shares	U.S. $ Value

Household Durables – 0.3%
Garmin Ltd.	349,370	$74,744,218

Specialty Retail – 3.3%
Home Depot, Inc. (The)	1,322,951	502,178,970
TJX Cos., Inc. (The)	1,528,660	214,226,412
Tractor Supply Co.(b)	3,807,245	206,010,027

		922,415,409

Textiles, Apparel & Luxury Goods – 0.3%
On Holding AG - Class A(a) (b)	2,131,186	79,173,560

		3,626,374,263

Health Care – 12.2%
Biotechnology – 1.7%
Argenx SE (ADR)(a)	85,410	69,908,085
Genmab A/S (Sponsored ADR)(a)	2,744,130	78,509,559
Vertex Pharmaceuticals, Inc.(a)	768,263	326,949,685

		475,367,329

Health Care Equipment & Supplies – 3.2%
Abbott Laboratories	736,110	90,997,918
Intuitive Surgical, Inc.(a)	836,647	447,003,759
Stryker Corp.	992,602	353,604,537

		891,606,214

Health Care Providers & Services – 1.7%
McKesson Corp.	378,601	307,174,135
UnitedHealth Group, Inc.	495,596	169,275,770

		476,449,905

Health Care Technology – 1.5%
Veeva Systems, Inc. - Class A(a)	1,400,739	407,895,197

Life Sciences Tools & Services – 1.4%
Mettler-Toledo International, Inc.(a)	165,637	234,590,027
Waters Corp.(a)	388,954	135,978,318

		370,568,345

Pharmaceuticals – 2.7%
Eli Lilly & Co.	848,926	732,504,288

		3,354,391,278

Financials – 5.1%
Capital Markets – 0.9%
Cboe Global Markets, Inc.	1,056,103	259,421,141

Company	Shares	U.S. $ Value

Financial Services – 4.2%
Toast, Inc. - Class A(a)	1,972,870	$71,299,522
Visa, Inc. - Class A	3,194,107	1,088,360,019

		1,159,659,541

		1,419,080,682

Consumer Staples – 4.3%
Beverages – 2.2%
Celsius Holdings, Inc.(a)	2,342,528	141,090,462
Monster Beverage Corp.(a)	6,837,187	456,929,207

		598,019,669

Consumer Staples Distribution & Retail – 2.1%
Costco Wholesale Corp.	639,488	582,861,337

		1,180,881,006

Industrials – 3.8%
Aerospace & Defense – 0.4%
Axon Enterprise, Inc.(a)	158,466	116,033,559

Building Products – 0.8%
Otis Worldwide Corp.	2,059,778	191,065,008
Trex Co., Inc.(a)	451,869	21,834,310

		212,899,318

Commercial Services & Supplies – 0.7%
Copart, Inc.(a)	4,436,412	190,810,080

Ground Transportation – 0.3%
Saia, Inc.(a)	270,850	79,223,625

Professional Services – 1.1%
Broadridge Financial Solutions, Inc.	489,634	107,915,334
Verisk Analytics, Inc.	889,340	194,552,018

		302,467,352

Trading Companies & Distributors – 0.5%
United Rentals, Inc.	179,172	156,091,063

		1,057,524,997

Materials – 1.1%
Chemicals – 1.1%
Sherwin-Williams Co. (The)	905,054	312,189,327

Total Common Stocks (cost $12,050,211,568)		26,415,566,079

INVESTMENT COMPANIES – 3.0%
Funds and Investment Trusts – 3.0%
iShares Russell 1000 Growth ETF(c) (cost $818,908,936)	1,672,940	812,346,205

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (d) (e) (cost $300,377)	294,487	743,580

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (f) (g) (cost $383,459,554)	383,459,554	$383,459,554

Total Investments Before Security Lending Collateral for Securities Loaned – 100.1% (cost $13,252,880,435)		27,612,115,418

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (f) (g) (cost $3,622,230)	3,622,230	3,622,230

Total Investments – 100.1% (cost $13,256,502,665)(h)		27,615,737,648
Other assets less liabilities – (0.1)%		(14,564,039)

Net Assets – 100.0%		$27,601,173,609

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Fair valued by the Adviser.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of October 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,494,189,675 and gross unrealized depreciation of investments was $(134,954,692), resulting in net unrealized appreciation of $14,359,234,983.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

ETF – Exchange Traded Fund

REG – Registered Shares

AB Large Cap Growth Fund, Inc.

October 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$26,415,566,079	$—	$—	$26,415,566,079
Investment Companies	812,346,205	—	—	812,346,205
Rights	—	—	743,580	743,580
Short-Term Investments	383,459,554	—	—	383,459,554
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,622,230	—	—	3,622,230

Total Investments in Securities	27,614,994,068	—	743,580	27,615,737,648
Other Financial Instruments(b)	—	—	—	—

Total	$27,614,994,068	$—	$743,580	$27,615,737,648

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2025 is as follows:

Fund	Market Value 07/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$129,815	$2,327,767	$2,074,122	$383,460	$2,841
AB Government Money Market Portfolio*	0	73,964	70,342	3,622	14
Total	$129,815	$2,401,731	$2,144,464	$387,082	$2,855

*	Investments of cash collateral for securities lending transactions